Distribution of the Bank's profit, etc. - EPS Basic (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Basic earnings per share [abstract]
Profit (loss), attributable to owners of parent	€ 3,231	€ 3,752
Remuneration of contingently convertible preference shares (CCP) (millions of euros)	(298)	(266)
Net profit for the year	2,933	3,486
Profit or Loss from continuing operations (net of non-controlling interests and CCP) (millions of euros)	€ 2,933	€ 3,486
Weighted average number of shares outstanding	16,231,374,256	16,129,055,793
Total basic earnings (loss) per share	€ 0.180	€ 0.220
Basic earnings per share from continuing operations (euros)	€ 0.180	€ 0.220